Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Property, Plant and Equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost

At 1 January 2019	199	314	513

Acquisition of businesses	1	1	2

Additions	9	68	77

Transfers to assets classified as held for sale (note 12)	—	(12)	(12)

Fully depreciated assets written off	(2)	(60)	(62)

Disposals	—	(6)	(6)

Exchange and other adjustments	—	2	2

At 31 December 2019	207	307	514

Additions	2	28	30

Fully depreciated assets written off	—	(17)	(17)

Disposals	(1)	(2)	(3)

Exchange and other adjustments	—	6	6

At 31 December 2020	208	322	530

Depreciation and impairment

At 1 January 2019	(72)	(168)	(240)

Provided	(3)	(35)	(38)

System Fund expense	—	(2)	(2)

Transfers to assets classified as held for sale (note 12)	—	9	9

Fully depreciated assets written off	2	60	62

Disposals	—	4	4

At 31 December 2019	(73)	(132)	(205)

Provided	(4)	(33)	(37)

System Fund expense	—	(5)	(5)

Impairment charge	(39)	(51)	(90)

System Fund impairment charge	—	(5)	(5)

Fully depreciated assets written off	—	17	17

Disposals	1	1	2

Exchange and other adjustments	—	(6)	(6)

At 31 December 2020	(115)	(214)	(329)

Net book value

At 31 December 2020	93	108	201

At 31 December 2019	134	175	309

At 1 January 2019	127	146	273

Summary of Net Book Value of Property, Plant and Equipment
The table below analyses the net book value of the Group’s property, plant and equipment by operating segment at 31 December 2020:

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m
Land and buildings	81	1	—	11	93

Fixtures, fittings and equipment	46	10	—	52	108

	127	11	—	63	201